Shareholder Report, Line Graph (Details) B001432_Direxion Daily Crypto Industry Bear 1X Shares_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jul. 17, 2024	Oct. 31, 2025
Direxion Daily Crypto Industry Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Direxion Daily Crypto Industry Bear 1X Shares NAV
Accumulated Value	$ 10,491	$ 10,000	$ 6,043
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,104	10,000	$ 12,272
Solactive Distributed Ledger & Decentralized Payment Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive Distributed Ledger & Decentralized Payment Technology Index
Accumulated Value	$ 9,516	$ 10,000	$ 15,139